Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Office rent	$ (1,736)	$ (1,918)
Voyage revenues	143,471	98,862
Interchart
Related Party Transaction [Line Items]
Voyage expenses	(1,650)	(1,650)
Executive directors
Related Party Transaction [Line Items]
Consultancy fees	(250)	(248)
Non-executive directors
Related Party Transaction [Line Items]
Compensation	(72)	(75)
Combine Marine Ltd.
Related Party Transaction [Line Items]
Office rent	(17)	(17)
Alma Properties
Related Party Transaction [Line Items]
Office rent	(2)	0
Sydelle profit sharing agreement
Related Party Transaction [Line Items]
Voyage revenues	$ (159)	$ 0